Loans from a Related Party, a Cost Method Investee (Details Textual)	6 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Nov. 17, 2017 CNY (¥)	Aug. 10, 2017 USD ($)	Aug. 10, 2017 CNY (¥)
Loans from a Related Party, a Cost Investment Investee (Textual)
Interest expense charged for loans from cost method investee		$ 1,422,219
Loans receivable	51,784,127			$ 92,580,666
Cost method investee
Feng Hui [Member]
Loans from a Related Party, a Cost Investment Investee (Textual)
Loans receivable				$ 21,140,000
Xinjiang Microcredit Refinancing Co, Ltd. [Member]
Loans from a Related Party, a Cost Investment Investee (Textual)
Interest expense charged for loans from cost method investee		$ 1,422,219
Loans receivable						$ 3,744,196
Xinjiang Microcredit Refinancing Co, Ltd. [Member] | RMB [Member]
Loans from a Related Party, a Cost Investment Investee (Textual)
Loans payable | ¥			¥ 25,000,000		¥ 25,000,000
Loans receivable | ¥							¥ 25,000,000
Xinjiang Urumqi Intermediate People's Court [Member]
Loans from a Related Party, a Cost Investment Investee (Textual)
Cost method investee	$ 3,346,760
Xinjiang Urumqi Intermediate People's Court [Member] | RMB [Member]
Loans from a Related Party, a Cost Investment Investee (Textual)
Cost method investee | ¥			¥ 22,709,774.97